Consolidated Balance Sheets - BRL (R$) R$ in Millions		Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018
Statement Line Items [Line Items]
Property, plant and equipment		R$ 22,576.3	R$ 21,638.0		R$ 20,705.1	[1]
Goodwill		35,009.9	34,276.2		31,401.9	[1]
Intangible		6,306.4	5,840.6		4,674.7	[1]
Investments in joint ventures		303.4			238.0	[1]
Investment securities		163.6	147.3		122.0	[1]
Deferred tax assets		2,950.1	2,064.7		2,310.9	[1]
Employee benefits		56.2			58.4	[1]
Derivative financial instruments		1.2			35.2	[1]
Income tax and social contributions recoverable		4,331.9			2,312.7	[1]
Other recoverable taxes(ii)	[1],[2]	671.1			225.0
Other assets		1,751.7			1,964.4	[1]
Non-current assets		74,121.8	70,384.8		64,048.3	[1]
Investment securities		14.6	13.4		11.9	[1]
Inventories		5,978.6	5,401.8		4,319.0	[1]
Trade receivable		4,495.5	4,879.3		4,406.4	[1]
Derivative financial asset instruments		172.1			350.0	[1]
Income tax and social contributions recoverable		1,831.4			2,953.4	[1]
Other recoverable taxes		2,242.7			600.2	[1]
Other assets		985.5			1,367.2	[1]
Cash and cash equivalents		11,900.7	11,463.5		10,354.5	[1]
Current assets		27,621.1	25,329.6		24,362.6	[1]
Total assets		101,742.9	95,714.3		88,410.9	[1]
Issued capital		57,866.8			57,614.1	[1]
Reserves		75,685.7	70,122.6		63,298.2	[1]
Carrying value adjustments		(72,274.5)	(71,584.8)		(74,966.6)	[1]
Retained earnings/(Losses)					(355.4)	[1]
Equity attributable to equity holders of Ambev		61,278.0	56,248.0		45,590.3	[1]
Non-controlling interests		1,278.0	1,206.8		1,974.1	[1]
Total Equity		62,556.0	57,454.8	[3]	47,564.3	[1]
Interest-bearing loans and borrowings		2,409.7	2,162.4		2,831.2	[1]
Employee benefits		2,704.5			2,310.7	[1]
Derivative financial instruments		0.1			2.4	[1]
Deferred tax liabilities		2,371.1	2,424.6		2,329.2	[1]
Income tax and social contribution payable		2,219.5			2,418.0	[1]
Taxes and contributions payable		645.2			771.6	[1]
Trade payables		309.5	126.1		175.1	[1]
Provisions		371.0			512.6	[1]
Put option granted on subsidiary and other liabilities		3,145.3			429.1	[1]
Non-current liabilities		14,175.9	13,050.6		11,779.9	[1]
Bank overdrafts					1.8	[1]
Interest-bearing loans and borrowings		653.1	1,941.1		1,699.3	[1]
Wages and salaries		833.0			1,047.2	[1]
Dividends and interest on shareholders’ equity payable		956.6			1,778.6	[1]
Derivative financial instruments		355.3			215.1	[1]
Income tax and social contribution payable		1,394.2			1,668.4	[1]
Taxes and contributions payable		4,108.5			3,825.4	[1]
Trade payables		15,069.6	14,050.0		11,854.0	[1]
Provisions		110.0			169.0	[1]
Put option granted on subsidiary and other liabilities		1,530.7			6,807.9	[1]
Current liabilities		25,011.0	25,209.0		29,066.7	[1]
Total liabilities		39,186.9	38,259.6		40,846.6	[1]
Total equity and liabilities		R$ 101,742.9	95,714.3		R$ 88,410.9	[1]
Currently stated, excluding cumulative effect [member]
Statement Line Items [Line Items]
Property, plant and equipment	[1]		21,638.0
Goodwill	[1]		34,276.2
Intangible	[1]		5,840.6
Investments in joint ventures	[1]		257.1
Investment securities	[1]		147.3
Deferred tax assets	[1]		2,064.7
Employee benefits	[1]		64.3
Derivative financial instruments	[1]		34.9
Income tax and social contributions recoverable	[1]		3,834.4
Other recoverable taxes(ii)	[1],[2]		539.8
Other assets	[1]		1,687.4
Non-current assets	[1]		70,384.7
Investment securities	[1]		13.4
Inventories	[1]		5,401.8
Trade receivable	[1]		4,879.3
Derivative financial asset instruments	[1]		220.0
Income tax and social contributions recoverable	[1]		1,285.4
Other recoverable taxes	[1]		863.3
Other assets	[1]		1,202.9
Cash and cash equivalents	[1]		11,463.5
Current assets	[1]		25,329.6
Total assets	[1]		95,714.3
Issued capital	[1]		57,710.2
Reserves	[1]		70,122.6
Carrying value adjustments	[1]		(71,584.8)
Retained earnings/(Losses)	[1]
Equity attributable to equity holders of Ambev	[1]		56,248.0
Non-controlling interests	[1]		1,206.8
Total Equity	[1]		57,454.8
Interest-bearing loans and borrowings	[1]		2,162.4
Employee benefits	[1]		2,343.7
Derivative financial instruments	[1]		2.5
Deferred tax liabilities	[1]		2,424.6
Income tax and social contribution payable	[1]		2,227.8
Taxes and contributions payable	[1]		675.6
Trade payables	[1]		126.1
Provisions	[1]		426.2
Put option granted on subsidiary and other liabilities	[1]		2,661.8
Non-current liabilities	[1]		13,050.7
Bank overdrafts	[1]
Interest-bearing loans and borrowings	[1]		1,941.1
Wages and salaries	[1]		851.6
Dividends and interest on shareholders’ equity payable	[1]		807.0
Derivative financial instruments	[1]		679.3
Income tax and social contribution payable	[1]		1,558.6
Taxes and contributions payable	[1]		3,781.6
Trade payables	[1]		14,050.0
Provisions	[1]		173.0
Put option granted on subsidiary and other liabilities	[1]		1,366.6
Current liabilities	[1]		25,208.8
Total liabilities	[1]		38,259.5
Total equity and liabilities	[1]		R$ 95,714.3

[1]	2018 restated to reflect the impact of adoption of IFRS 16 with full retrospective application (Note 3).
[2]	The variation in the balances is mainly explained by the recognition of PIS/COFINS credits as described in Note 29 - Contingent Liabilities, in the item of contingent assets.
[3]	2018 restated to reflect the impact of the adoption of IFRS 16 with full retrospective application (Note 3).